Schedule of movements of allowance for credit losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Beginning balance
Addition	25,853
Ending balance	$ 25,853